Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Profit for the period	RM 4,937,500	$ 1,209,045	RM 5,482,024
Adjustments to reconcile net profit to net cash used in operating activities:
Provisions			25,296
Depreciation	2,375,429	581,671	1,416,746
Amortization	177,083	43,362	47,565
Imputed interest of lease liability	31,444	7,700	8,166
Finance costs	173,080	42,382	132,800
Overdraft charges	51,365	12,578	54,231
Income tax expenses	1,371,535	335,849	981,662
Gain on disposal of plant & equipment			(460)
Gain on lease termination			(4,790)
Share-based payment expense	4,748,609	1,162,792
Expected credit loss (ECL), net	2,235,888	547,502	1,779,458
Operating cash flows before movements in working capital	16,101,933	3,942,881	9,922,698
Trade receivables	(13,094,850)	(3,206,535)	(4,180,063)
Other receivables and prepayment (cash related)	(172,936)	(42,347)	(8,934,588)
Other payables and accrued liabilities	206,401	50,541	810,702
Trade payables	6,076,117	1,487,859	1,336,293
Cash (used in)/generated from operations	9,116,665	2,232,399	(1,044,958)
Income tax paid	(1,242,552)	(304,264)	(1,013,294)
Net cash (used in)/provided by operating activities	7,874,113	1,928,135	(2,058,252)
Investing activities
Purchase of plant and equipment	(3,944,574)	(965,908)	(16,678,670)
Proceeds from disposal of plant and equipment			833,172
Net cash used in investing activities	(3,944,574)	(965,908)	(15,845,498)
Financing activities
Issuance of ordinary shares	207,368	50,777	20,039,124
Repayment of lease liabilities	(191,308)	(46,846)	(52,438)
Increase in fixed deposits	(7,976)	(1,953)	(10,215)
Overdraft charges paid	(51,365)	(12,578)	(54,231)
Repayment of bank loans	(565,841)	(138,557)	(355,386)
Loan interest paid	(173,080)	(42,382)	(132,800)
Proceeds from amount due from/(to) directors			13,792
Net cash provided by/(used in) financing activities	(782,202)	(191,539)	19,447,846
Net increase in cash and cash equivalents	3,147,337	770,688	1,544,096
Cash and cash equivalents at beginning of period	9,161,045	2,243,265	370,129
Cash and cash equivalents at end of period	12,308,382	3,013,953	1,914,225
Supplement disclosures of non-cash activities These transactions did not involve cash flows and are therefore excluded from the statement of cash flows in accordance with IAS 7 Statement of Cash Flows
Issuance of Class A ordinary shares for consultant services	55,356	13,555
Issuance of Class A ordinary shares for employee share option scheme	2,527,939	619,016
Issuance of Class A ordinary shares for consultant services (recognised as prepayments)	3,700,905	906,241
Issuance of Class A ordinary shares for advertisement services (recognised as prepayments)	RM 763,728	$ 187,014